Expense Example	Aug. 05, 2025 USD ($)
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Leverage Shares 2x Capped Accelerated COIN Monthly ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Leverage Shares 2x Capped Accelerated MSTR Monthly ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Leverage Shares 2x Capped Accelerated NVDA Monthly ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Leverage Shares 2x Capped Accelerated PLTR Monthly ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Leverage Shares 2x Capped Accelerated TSLA Monthly ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242